PURCHASE ADVANCES, NET (Tables)	12 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Purchase Advances [Table Text Block]
The Company purchased products and services from third parties during the normal course of business. Purchase advances, net consisted of the following:

	June 30, 2017	June 30, 2018	June 30, 2018
Third Party	RMB	RMB	U.S. Dollars
Capitalized pre-contract costs	¥151,545	¥1,508,491	$227,876
Capitalized contract costs	4,634,689	4,221,942	637,775
Prepayment for others	7,091,556	7,376,745	1,114,345
Allowance for doubtful accounts	(401,790)	(452,632)	(68,375)
Total	¥11,476,000	¥12,654,546	$1,911,621

Allowance For Doubtful Accounts In Purchase Advance [Table Text Block]
Movement of allowance for doubtful accounts is as follows:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Beginning balance	¥16,591,247	¥401,790	$60,695
Charge to expense	381,436	62,556	9,450
Less: write-off	(16,570,893)	(11,714)	(1,770)
Ending balance	¥401,790	¥452,632	$68,375